Financial risk management and fair values - Credit risk (Details) - debtor	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of credit risk exposure
Percentage of total trade receivables due from the Group's five largest debtors	40.00%	40.00%	53.00%
Number of Group's largest debtors	5	5	5
Period of past due that debtors are requested to settle before any further credit is granted	6 months
Minimum
Disclosure of credit risk exposure
Instalments within the periods ranging	32 months
Period of other trade receivables is due	20 days
Maximum
Disclosure of credit risk exposure
Instalments within the periods ranging	36 months
Period of other trade receivables is due	180 days